Employee costs (Tables)	12 Months Ended
Dec. 31, 2017
Employee costs
Schedule of component of employee costs

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Wages and salaries	1,196	1,076	927
Social security costs	186	151	133
Defined benefit plan pension costs (Note 18)	41	42	45
Defined benefit past service credit (Note 18)	(9)	(39)	—
Defined contribution plan pension costs (Note 18)	31	31	14
	1,445	1,261	1,119

Schedule of number of employees

	At December 31,
Employees	2017	2016	2015
Production	20,793	20,823	17,068
Administration	2,699	2,712	1,790
	23,492	23,535	18,858